Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

The significant accounting policies, which are applied consistently throughout the periods presented, are as follows:

A.	Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 13A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the dollar is the currency that represents the principal economic environment in which the Company operates and is thus its functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions reflected in the statements of operations, the transaction date exchange rates are used. Depreciation, amortization and other changes derived from non-monetary items are based on historical exchange rates. The resulting transaction gains or losses are recorded as net financial income or expenses.

B.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company. All intercompany balances and transactions have been eliminated in consolidation.

C.	Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include credit loss, income taxes, impairment of inventories, impairment of goodwill, capitalized software costs and the assumptions used to estimate the fair value of share-based compensation.

D.	Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.

E.	Marketable securities

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion are included in the "Financial income, net" line item in the consolidated statements of operations.

The Company recognizes current expected credit losses for financial assets held at amortized cost. The Company uses forward-looking information to calculate credit loss estimates. As of December 2023 and 2024 the allowance for credit losses is immaterial.

F.	Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The Company presents accounts receivable in the consolidated balance sheets net of allowance for expected credit losses for potential uncollectible amounts. The Company estimates the collectability of accounts receivable balances and adjusts the allowance for expected credit losses based on the Company's assessment of collectability by reviewing accounts receivable on an aggregated basis where similar characteristics exist and on an individual basis when it identifies specific customers with known disputes or collectability issues. The Company also considers a number of factors to assess collectability, including the past due status, creditworthiness of the specific customer, payment history and reasonable and supportable forecasts of future economic conditions.

As of December 31, 2023 and 2024, allowance for credit losses amounted to US$ 20 thousand.

G.	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the "weighted average-cost" method.

The Company writes down obsolete or slow moving inventory to its net realizable value.

H.	Assets held for employees’ severance benefits

Assets held for employees’ severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

I.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*  Over the shorter term of the lease or the useful life of the asset

J.	Goodwill and other intangible assets

Goodwill reflected the excess of the purchase price of a business acquired over the fair value of net assets acquired. Goodwill has been tested for impairment at least annually.

The Company operates in one operating segment and this segment comprises one reporting unit.

The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the impairment test is not required. However, if the Company concludes otherwise, it is then required to perform a quantitative assessment for goodwill impairment.

The Company performed its quantitative goodwill impairment test by comparing the fair value of its reporting unit with its carrying value. When the reporting unit’s carrying value was determined to be greater than its fair value, an impairment charge was recognized for the amount by which the carrying value exceeded the reporting unit’s fair value.

The Company recorded a goodwill impairment loss of US$ 25,561 thousand in the year ended December 31, 2023. See note 16.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in the amortization of such intangible assets in the straight-line method.

The Company recorded an impairment loss of US$ 5,264 thousand in the year ended December 31, 2023, for two capitalization of software development costs projects, that will no longer be utilized by the Company. See note 8.

K.	Impairment of long-lived assets

In accordance with Impairment or Disposal of long-lived assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment – Overall. Long-lived assets, such as property, plant, equipment and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

L.	Leases

The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize right-of-use ("ROU") assets or lease liabilities but recognizes lease expenses over the lease term on a straight-line basis.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

As of December 31, 2024, all of the Company's leases are operating leases.

On the commencement date, the lease payments shall include variable lease payments that depend on an index (such as the Consumer Price Index), initially measured using the index at the commencement date. The Company does not remeasure the lease liability for changes in future lease payments arising from changes in an index unless the lease liability is remeasured for another reason. Therefore, after initial recognition, such variable lease payments are recognized in profit or loss as they are incurred.

Variable payments that depend on the use of the underlying asset are not included in the lease payments. Such variable payments are recognized in profit or loss in the period in which the event or condition that triggers the payment occurs.

The Company’s incremental borrowing rate for a lease is the rate of interest that it would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event). The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term.

The Company’s lease agreements have remaining lease terms of 1 to 6 years. Some of these agreements include options to terminate the leases immediately. During the year ended December 31, 2023, the Company reached agreements with the lessors to terminate two leases, and accordingly the Company derecognized right of use assets and lease liabilities in the amount of US$ 620 thousand.

In August 2024 the company entered into a new lease agreement for its existing executive offices in Kfar Sava. Accordingly, the Company recognized a right of use asset and a lease liability in the amount of US$ 1,651 thousand.

Some of our vehicle lease agreements include rental payments based on the actual usage of the vehicles and other lease agreements include rental payments adjusted periodically for inflation. The agreements related to leases in Israel are in Israeli Shekel ("ILS") or in ILS linked to the Israeli Consumer Price Index or to the US Dollars. The agreements related to leases in the USA are in US Dollars and the agreements related to leases in Denmark are in Danish Krone ("DKK"). The Company’s lease agreements do not contain any residual value guarantees. See Note 10.

M.	Revenue recognition

The Company derives revenues primarily from the sale of networking and data infrastructure solutions.

The Company recognizes revenue upon transfer of control of the promised goods in a contract with a customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss are transferred to the customer.  The Company accounts for a contract with a customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Each of the Company's contracts includes one type of performance obligation. The Company evaluates each distinct performance obligation within a contract, whether it is satisfied at a point in time or over time. Most of the Company's revenues are recognized at a point in time. Revenue is recognized over time for sales of goods manufactured to unique customer specifications, in which the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date if the customer were to terminate the contract. Revenue recognized over time is measured by the costs incurred to date relative to the estimated total direct costs to fulfill each contract. Incurred costs represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Contract costs include labor, materials and overhead.

N.	Cost of sales

Cost of sales consist primarily of production costs of finished goods manufactured by the Company, with assistance of sub-contractors, from (i) components purchased from third parties, and (ii) sub-assemblies manufactured by sub-contractors under the Company’s directions and supervision as well as employee-related expenses and overhead expenses of the Company’s production lines.

O.	Research and development costs and capitalized software development costs

Software development costs (mainly salary) related to programmable components incorporated into the Company's products, are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. The Company has determined that technological feasibility for its software components of hardware products is reached after all high-risk development issues have been resolved through coding and testing. In addition, management applied judgment in determining when to cease the capitalization of costs.

Amortization begins when the product is available for general release to customers, generally based on the pattern in which the economic benefits will be consumed. The amortization of these costs is included in cost of revenue over the estimated life of the products. Other costs incurred in the research and development of the Company’s products are expensed as incurred.

P.	Allowance for product warranty

The Company grants assurance-type warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience.

Q.	Treasury shares

Treasury shares are recorded at cost and presented as a reduction of shareholders' equity. The Company reissues treasury shares under the Global Share Incentive Plan (2013), upon exercise of options and upon vesting of restricted stock units ("RSU"). Reissuance of treasury shares, based on the Company's policy of first-in, first-out (FIFO), is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein and otherwise to retained earnings.

R.	Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are presented as non-current assets and liabilities and measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. A valuation allowance is provided if, based upon the weight of available evidence, the Company cannot assume that it is more likely than not that a portion of the deferred income tax assets will be realized. Deferred income tax liabilities and assets are classified as non-current. The Company recognizes the effect of uncertain tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured as the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Taxes which would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred taxes, as the Company's intention is to hold, and not to realize the investments.

S.	Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company’s accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.

S.	Share-based compensation (cont’d)

Equity awards granted to employees are accounted for using the grant date fair value method. The grant date fair value is determined as follows: for stock options using the Binomial option-pricing model and for restricted stock units (“RSUs”) based on the market value of the Company’s stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting. The fair value of share based payment awards is recognized as an expense over the vesting period. The expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market. For awards with market conditions, compensation expense is not reversed if the market conditions are not satisfied. The Company accounts for forfeitures of share-based awards at the time they occur. If an employee forfeits an award due to not completing the required service period, the Company reverses any previously recognized compensation expense in the same period the forfeiture takes place.

T.	Basic earnings (loss) and diluted earnings (loss) per share

Basic earnings (loss) per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding (net of treasury shares). Diluted earnings (loss) per ordinary share calculation is similar to basic earnings (loss) per ordinary share except that the weighted average of ordinary shares outstanding is increased to include outstanding potential ordinary shares during the period if dilutive. Potential ordinary shares arise from stock options and unvested RSUs, and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted earnings (loss) per ordinary share for the years indicated.

	Year ended December 31
	2022	2023	2024

Net earnings (loss) attributable to ordinary shares (US$ thousands)	18,306	(26,413)	(13,708)

Weighted average number of ordinary shares outstanding used in basic earnings (loss) per ordinary share calculation	6,696,671	6,699,813	6,019,661

Add of outstanding dilutive potential ordinary shares	99,748	-	-

Weighted average number of ordinary shares outstanding
used in diluted earnings (loss) per ordinary share calculation	6,796,419	6,699,813	6,019,661

Basic earnings (loss) per ordinary shares (US$)	2.733	(3.942)	(2.277)

Diluted earnings (loss) per ordinary shares (US$)	2.694	(3.942)	(2.277)

Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	251,868	69,005	230,696

U.	Comprehensive Income

For the years ended December 31, 2022, 2023 and 2024, comprehensive income equals net income.

V.	Fair Value Measurements

The Company's financial instruments consist mainly of cash and cash equivalents, marketable securities, trade and other receivables and trade accounts payable and other payable. The carrying amounts of these financial instruments, except for marketable securities, approximate their fair value because of the short maturity of these instruments. The fair value of marketable securities is presented in Note 4 to these consolidated financial statements. Assets held for severance benefits are recorded at their current cash redemption value.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

W.	Concentrations of risks

(1)	Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, marketable securities, trade receivables and assets held for employees’ severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Marketable securities consist of held to maturity marketable securities issued by highly rated corporations. As of December 31, 2023 and 2024, the ratings of the securities in the Company's portfolio was at least BBB. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)	Significant customers

The Company's top three ultimate customers accounted for approximately 34% of its revenues in 2024. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future. See Note 13.

X.	Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Y.	New accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting: Improvements to Reportable Segment Disclosures”. This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company adopted the new accounting standard for the fiscal year 2024. See note 13.

Recently issued accounting pronouncements, not yet adopted.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The standard requires entities to disclose specific categories in the rate reconciliation and to provide additional information for reconciling items that meet a quantitative threshold. It also requires entities to disclose certain information about income taxes paid and other disclosures related to income and income tax expense from continuing operations. The standard is effective for fiscal years beginning after December 15, 2024 for public business entities. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In November 2024, the FASB issued ASU 2024-03 “Income Statement: Reporting Comprehensive Income— Expense Disaggregation Disclosures,” The standard requires more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation, amortization, and depletion) included in certain expense captions presented on the face of the income statement, as well as disclosures about selling expenses. The standard is effective for fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of ASU 2024-03 on its consolidated financial statements.